Parent-Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Parent-Only Financial Statements Tables
Schedule of condensed balance sheet

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows (000s omitted):

	December 31,
	2014	2013

Assets

Cash at subsidiary bank	$481	$510
Investment in subsidiary	29,731	22,701
Deferred tax asset	318	318
Other assets	6	1

Total assets	$30,536	$23,530

Liabilities and Stockholders’ Equity

Liabilities	$—	$5
Stockholders’ equity	30,536	23,525

Total liabilities and stockholders’ equity	$30,536	$23,530

Schedule of condensed income statement
	December 31,
	2014	2013

Operating income	$—	$—

Dividend income	500	—
Operating expense	(271)	(249)

Income (Loss) before income taxes and equity in undistributed net income of subsidiary bank	229	(249)

Income tax benefit	—	—

Income (Loss) before equity in undistributed loss of subsidiary bank	229	(249)

Equity in undistributed net income of subsidiary bank	2,020	304

Net income	$2,249	$55

Schedule of condensed cash flow statement

	December 31,
	2014	2013

Cash Flows from Operating Activities
Net income	$2,249	$55

Adjustments to reconcile net income to net cash from operating activities:
Dividend from subsidiary bank	$500
Stock options/awards	—	—
Equity in undistributed net income of subsidiary bank	(2,520)	(304)
Net change in other liabilities	(6)	1
Net change in other assets	(5)	(1)

Cash Flows from Financing Activities
Dividends paid	(247)	(58)

Net cash used in operating activities	(2,278)	(362)

Net Decrease in Cash	(29)	(307)

Cash - Beginning of year	510	817

Cash - End of year	$481	$510